Expense Example, No Redemption {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-14 - Fidelity Advisor Mortgage Securities Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Mortgage Securities Fund: Class A
Expense Example, No Redemption:
1 Year	$ 477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor Mortgage Securities Fund: Class M
Expense Example, No Redemption:
1 Year	477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor Mortgage Securities Fund: Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,683
Fidelity Advisor Mortgage Securities Fund: Class I
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	640
Fidelity Advisor Mortgage Securities Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500